PROPERTY, PLANT AND EQUIPMENT - Changes in Net Carrying Amounts of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	$ 24,332
Property, plant and equipment including right-of-use assets at end of period	25,072	$ 24,332
Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	21,771	13,523
Property, plant and equipment including right-of-use assets at beginning of period	24,332	15,574
Property, plant and equipment at end of period	22,377	21,771
Property, plant and equipment including right-of-use assets at end of period	25,072	24,332
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	47,412	37,211
Property, plant and equipment including right-of-use assets at beginning of period	51,156	40,139
Additions and transfers to property, plant, and equipment	4,100	4,042
Additions and transfers, including right-of-use assets	4,580	4,793
Acquisitions from business combinations (note 3)		7,714
Acquisitions from business combinations, including right-of-use assets		8,042
Disposals and other	(1,134)	(1,555)
Disposals and other, including right-of-use assets	1,311	1,818
Property, plant and equipment at end of period	50,378	47,412
Property, plant and equipment including right-of-use assets at end of period	54,425	51,156
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(25,641)	(23,688)
Property, plant and equipment including right-of-use assets at beginning of period	(26,824)	(24,565)
Disposals and other	1,305	1,378
Disposals and other, including right-of-use assets	(1,544)	(1,443)
Depreciation	3,665	3,331
Depreciation, property, plant and equipment including right-of-use assets	4,073	3,702
Property, plant and equipment at end of period	(28,001)	(25,641)
Property, plant and equipment including right-of-use assets at end of period	(29,353)	(26,824)
Right-of-use assets | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets at beginning of period	2,561	2,051
Right-of-use assets at end of period	2,695	2,561
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets at beginning of period	3,744	2,928
Additions and transfers to right-of-use assets	480	751
Acquisitions through business combinations, right-of-use assets		328
Disposals and other, right-of-use assets	(177)	(263)
Right-of-use assets at end of period	4,047	3,744
Right-of-use assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets at beginning of period	(1,183)	(877)
Disposals and other, right-of-use assets	239	65
Depreciation, right-of-use assets	408	371
Right-of-use assets at end of period	(1,352)	(1,183)
Land and buildings | Property, plant and equipment | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	973	716
Property, plant and equipment at end of period	1,291	973
Land and buildings | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,447	1,283
Additions and transfers to property, plant, and equipment	296	108
Acquisitions from business combinations (note 3)		308
Disposals and other	262	(252)
Property, plant and equipment at end of period	2,005	1,447
Land and buildings | Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(474)	(567)
Disposals and other	(134)	148
Depreciation	106	55
Property, plant and equipment at end of period	(714)	(474)
Cable and wireless network | Property, plant and equipment | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	14,459	8,161
Property, plant and equipment at end of period	14,808	14,459
Cable and wireless network | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	30,499	23,110
Additions and transfers to property, plant, and equipment	2,466	2,377
Acquisitions from business combinations (note 3)		5,946
Disposals and other	(815)	(934)
Property, plant and equipment at end of period	32,150	30,499
Cable and wireless network | Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(16,040)	(14,949)
Disposals and other	766	827
Depreciation	2,068	1,918
Property, plant and equipment at end of period	(17,342)	(16,040)
Computer equipment and software | Property, plant and equipment | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,341	1,913
Property, plant and equipment at end of period	1,926	2,341
Computer equipment and software | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,931	6,992
Additions and transfers to property, plant, and equipment	425	868
Acquisitions from business combinations (note 3)		370
Disposals and other	(442)	(299)
Property, plant and equipment at end of period	7,914	7,931
Computer equipment and software | Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,590)	(5,079)
Disposals and other	468	299
Depreciation	866	810
Property, plant and equipment at end of period	(5,988)	(5,590)
Customer premise equipment | Property, plant and equipment | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	930	349
Property, plant and equipment at end of period	788	930
Customer premise equipment | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,003	2,097
Additions and transfers to property, plant, and equipment	285	259
Acquisitions from business combinations (note 3)		640
Disposals and other	(83)	7
Property, plant and equipment at end of period	3,205	3,003
Customer premise equipment | Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,073)	(1,748)
Disposals and other	148	77
Depreciation	492	402
Property, plant and equipment at end of period	(2,417)	(2,073)
Leasehold improvements | Property, plant and equipment | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	370	321
Property, plant and equipment at end of period	347	370
Leasehold improvements | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	817	711
Additions and transfers to property, plant, and equipment	37	39
Acquisitions from business combinations (note 3)		78
Disposals and other	(11)	(11)
Property, plant and equipment at end of period	843	817
Leasehold improvements | Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(447)	(390)
Disposals and other	14	9
Depreciation	63	66
Property, plant and equipment at end of period	(496)	(447)
Equipment and vehicles | Property, plant and equipment | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	434	357
Property, plant and equipment at end of period	483	434
Equipment and vehicles | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,451	1,312
Additions and transfers to property, plant, and equipment	121	106
Acquisitions from business combinations (note 3)		99
Disposals and other	(45)	(66)
Property, plant and equipment at end of period	1,527	1,451
Equipment and vehicles | Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,017)	(955)
Disposals and other	43	18
Depreciation	70	80
Property, plant and equipment at end of period	(1,044)	(1,017)
Construction in process | Property, plant and equipment | Net carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,264	1,706
Property, plant and equipment at end of period	2,734	2,264
Construction in process | Property, plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,264	1,706
Additions and transfers to property, plant, and equipment	470	285
Acquisitions from business combinations (note 3)		273
Disposals and other	0	0
Property, plant and equipment at end of period	2,734	2,264
Construction in process | Property, plant and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Disposals and other	0	0
Depreciation	0	0
Property, plant and equipment at end of period	$ 0	$ 0